Acquisitions - Summary of Unaudited Pro Forma Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Net revenues	$ 1,764,493	$ 1,724,821
Net income applicable to common stock	$ 369,300	$ 292,012
Net income per common share — basic	$ 3.69	$ 2.96
Net income per common share — diluted	$ 3.68	$ 2.95
2018 Acquisitions [Member]
Business Acquisition [Line Items]
Net revenues		$ 1,699,052	$ 1,647,445
Net income applicable to common stock		$ 299,493	$ 306,900
Net income per common share — basic		$ 3.03	$ 3.13
Net income per common share — diluted		$ 3.02	$ 3.12